Business Acquisitions - Additional Information (Details)				3 Months Ended	6 Months Ended
	Oct. 30, 2019 USD ($)	Dec. 27, 2018 USD ($)	May 14, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 13, 2018
Business Acquisition [Line Items]
Asbestos and environmental liabilities						$ 2,100,000,000	$ 2,300,000,000
Goodwill						$ 62,959,000	$ 109,807,000	$ 109,807,000
Ownership percentage						47.40%	47.40%
Morse TEC
Business Acquisition [Line Items]
Cash paid	$ 0
Asbestos and environmental liabilities	700,000,000
Goodwill	0
Gain on bargain purchase	0
Intangible assets acquired	0
Gain on bargain purchase	$ 0
Maiden Re
Business Acquisition [Line Items]
Cash paid		$ 286,375,000
Goodwill		$ 0
KaylaRe
Business Acquisition [Line Items]
Goodwill			$ 41,736,000
Number of Enstar ordinary shares issued (shares) | shares			2,007,017
Closing price of shares (dollars per share) | $ / shares			$ 206.65
Ownership percentage acquired			51.80%
Price-to-book multiple			1.05
Gain recognized on remeasurement of previously held equity method investment to fair value				$ 16,000,000.0	$ 16,007,000
Loss on settlement of preexisting relationships				$ 15,600,000	$ 15,600,000
Ordinary Shares | KaylaRe
Business Acquisition [Line Items]
Number of Enstar ordinary shares issued (shares) | shares			1,501,778
Series E non-voting convertible ordinary shares | KaylaRe
Business Acquisition [Line Items]
Number of Enstar ordinary shares issued (shares) | shares			505,239
KaylaRe
Business Acquisition [Line Items]
Ownership percentage									48.20%